Deferred IPO Costs	6 Months Ended
Sep. 30, 2025
Deferred IPO Costs [Abstract]
DEFERRED IPO COSTS

NOTE 8 — DEFERRED IPO COSTS

Deferred IPO costs consisted of the following:

	As of
	September 30, 2025	March 31, 2025
Legal fees	$—	$294,881
Accounting related fees	—	278,830
Underwriting fees	—	120,220
Other miscellaneous fees	—	189,362
Total	$—	$883,293

As a result of the IPO completion during the six months ended September 30, 2025, all deferred IPO costs, together with the underwriting discounts and commissions, were offset against the gross proceeds from the IPO and recorded as a reduction to additional paid-in capital.